Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 10,785	$ 13,310
Unearned finance income	(1,577)	(1,524)
Present value	9,208	11,786
Banking business in Canada
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,502
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,159	3,298
Unearned finance income	(236)	(303)
Present value	1,923	2,995
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,652	2,303
Unearned finance income	(201)	(242)
Present value	1,451	2,061
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,391	1,645
Unearned finance income	(161)	(192)
Present value	1,230	1,453
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	906	1,225
Unearned finance income	(131)	(146)
Present value	775	1,079
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	613	795
Unearned finance income	(112)	(113)
Present value	501	682
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,562	5,968
Unearned finance income	(605)	(693)
Present value	3,957	5,275
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,064	4,044
Unearned finance income	(736)	(528)
Present value	$ 3,328	$ 3,516